Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows From Operating Activities
Net loss	$ (4,083,343)	$ (6,494,008)	$ (11,747,403)	$ (27,363,072)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation, depletion, amortization and accretion	151,094	26,910	157,653	51,800
Amortization of debt discount			95,400	6,635,147
Stock compensation expense	3,030		909,217	2,499,500
Non-cash interest expense			1,773,557	1,804,477
Interest expense	1,440,000	1,078,634
Event of default fees	1,533,760	3,887,724	5,875,111	11,013,572
Gain on extinguishment of debt			(3,033,634)
Amortization of lease costs	203,538	34,654
Amortization of intangible costs	14,981	14,981	29,961	24,968
Unrealized gain on fair value of notes payable	(2,068,847)		28,944
Amortization of right-of-use assets – operating leases			246,248	53,430
Unrealized gain on derivatives mark-to-market	(107,774)	(185,011)	197,886	(142,698)
Write-off acquired assets and liabilities			918
Interest income – related parties				(2,253)
Changes in operating assets and liabilities:
Prepaids and other current assets	220,912	(129,531)	(300,886)	(131,231)
Related party note receivable interest income				5,000
Other long-term assets	178,125	(12,000)	(178,125)	(53,521)
Accounts payable	363,562	663,446	328,959	1,043,844
Accrued expenses and other liabilities	231,734	489,219	415,269	25,934
Lease liabilities	(203,978)	(39,660)	(251,987)	(47,885)
Short-term loan	85,000
Net cash used in operating activities	(2,038,206)	(664,642)	(5,452,912)	(4,582,988)
Cash Flows From Investing Activities
Acquisition of helium properties				(163,843)
Additions to helium properties	(51,022)		(1,785,243)	(909,708)
Cash acquired from reverse asset acquisition			23,837
Related party note receivable receipts				100,000
Related party note receivable advance				(25,000)
Additions to other property, plant and equipment	(26,934)	(144,769)
Net cash used in investing activities	(77,956)	(144,769)	(1,761,406)	(998,551)
Cash Flows From Financing Activities
Proceeds from notes payable and short-term loans			8,730,000	2,800,000
Payments on notes payable			(11,435,000)	(2,000,000)
Proceeds from capital contributions		750,000	750,000	3,550,700
Proceeds from short-term loans	250,000
Equity issuance costs		(26,000)	(277,000)	(166,000)
Debt issuance costs			(95,400)
Common stock issuance proceeds	737,609		10,753,725
Net cash provided by financing activities	987,609	724,000	8,338,020	4,184,700
Net decrease in cash and cash equivalents	(1,128,553)	(85,411)	1,123,702	(1,396,839)
Costs incurred to issue equity in reverse asset acquisition			(88,305)
Cash and cash equivalents, beginning of period	1,248,191	124,489	124,489	1,521,328
Cash and cash equivalents, end of period	119,638	39,078	1,248,191	124,489
Supplemental disclosures of cash flow information
Cash paid for interest	6,782		564,921	63
Cash paid for taxes
Non-cash investing and financing activities
Issued short-term loan to paydown on Alpha Carta notes			2,000,000
Change in capital accruals	$ (46,271)	$ 1,254,559	130,694	49,984
Initial fair value of bifurcated conversion options				99,661
Initial fair value of warrants				29,371
Lease liabilities obtained through right-of-use asset			963,940	80,117
Equity issued to facilitate note amendments				750,000
Equity issued to facilitate assignment of note				2,000,000
Equity issued for cashless warrants				143,168
Issuance of common stock for short-term loan repayment			$ 295,000